Fair Values of Assets Held by Japanese and Foreign Plans (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2015		Mar. 31, 2014		Mar. 31, 2013
Japanese plans
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held		¥ 710,602		¥ 654,792		¥ 608,004
Japanese plans | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held		5,789		8,384
Japanese plans | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[1]	166,164		173,067
Japanese plans | Government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[2]	217,359		263,921
Japanese plans | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[3]	54,639		50,131
Japanese plans | Asset-backed securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[4]	650		2,930
Japanese plans | Commingled funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[5]	122,798		84,853
Japanese plans | Commodity Funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[6]	24,621		1,767
Japanese plans | Private equity
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[7]	32,584		26,942
Japanese plans | Hedge funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[8]	80,037		41,108
Japanese plans | Real estate
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held		5,961		1,689
Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held		280,216		225,024		188,019
Foreign plans | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held		8,665		1,648
Foreign plans | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[9]	44,276		48,140
Foreign plans | Government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[10]	69,882		61,644
Foreign plans | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[11]	33,290		25,937
Foreign plans | Asset-backed securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held		328		332
Foreign plans | Commingled funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[12]	86,931		63,057
Foreign plans | Insurance contracts
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[13]	1,936		11,364
Foreign plans | Real estate and other
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[14]	34,908		12,902
Level 1 | Japanese plans
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held		167,319		177,594
Level 1 | Japanese plans | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held		5,789		8,384
Level 1 | Japanese plans | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[1]	161,530		169,210
Level 1 | Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held		49,859		41,693
Level 1 | Foreign plans | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held		8,665		1,648
Level 1 | Foreign plans | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[9]	41,194		40,045
Level 2 | Japanese plans
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held		424,701		407,459
Level 2 | Japanese plans | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[1]	4,634		3,857
Level 2 | Japanese plans | Government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[2]	217,359		263,921
Level 2 | Japanese plans | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[3]	54,639		50,131
Level 2 | Japanese plans | Asset-backed securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[4]	650		2,930
Level 2 | Japanese plans | Commingled funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[5]	122,798		84,853
Level 2 | Japanese plans | Commodity Funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[6]	24,621		1,767
Level 2 | Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held		207,451		168,144
Level 2 | Foreign plans | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[9]	3,082		8,095
Level 2 | Foreign plans | Government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[10]	69,882		61,644
Level 2 | Foreign plans | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[11]	25,906		19,682
Level 2 | Foreign plans | Asset-backed securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held		328		332
Level 2 | Foreign plans | Commingled funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[12]	86,931		63,057
Level 2 | Foreign plans | Insurance contracts
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[13]	1,936		11,364
Level 2 | Foreign plans | Real estate and other
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[14]	19,386		3,970
Level 3 | Japanese plans
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held		118,582		69,739		63,750
Level 3 | Japanese plans | Private equity
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held		32,584	[7]	26,942	[7]	27,205
Level 3 | Japanese plans | Hedge funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held		80,037	[8]	41,108	[8]	35,071
Level 3 | Japanese plans | Real estate
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held		5,961		1,689		1,474
Level 3 | Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held		22,906		15,187		11,730
Level 3 | Foreign plans | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held		7,384	[11]	6,255	[11]	4,773
Level 3 | Foreign plans | Real estate and other
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held		¥ 15,522	[14]	¥ 8,932	[14]	¥ 6,957

[1]	Includes approximately 64 percent and 53 percent of Japanese equity securities, and 36 percent and 47 percent of foreign equity securities for the fiscal years ended March 31, 2014 and 2015, respectively.
[2]	Includes approximately 56 percent and 48 percent of debt securities issued by Japanese national and local governments, and 44 percent and 52 percent of debt securities issued by foreign national and local governments for the fiscal years ended March 31, 2014 and 2015, respectively.
[3]	Includes debt securities issued by Japanese and foreign corporation and government related agencies.
[4]	Includes primarily mortgage-backed securities.
[5]	Commingled funds represent pooled institutional investments, including primarily investment trusts. They include approximately 47 percent and 46 percent of investments in equity, 51 percent and 52 percent of investments in fixed income, and 2 percent and 3 percent of investments in other for the fiscal years ended March 31, 2014 and 2015, respectively.
[6]	Represents commodity futures funds.
[7]	Includes multiple private equity funds of funds that primarily invest in venture, buyout, and distressed markets in the U.S. and Europe.
[8]	Includes primarily funds that invest in a portfolio of a broad range of hedge funds to diversify the risks and reduce the volatilities associated with a single hedge fund.
[9]	Includes primarily foreign equity securities.
[10]	Includes primarily foreign government debt securities.
[11]	Includes primarily foreign corporate debt securities.
[12]	Commingled funds represent pooled institutional investments including mutual funds, common trust funds, and collective investment funds. They are primarily comprised of foreign equities and fixed income investments.
[13]	Represents annuity contracts with or without profit sharing.
[14]	Includes primarily private real estate investment trusts.